COST OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	$ 60,745	$ 71,651	$ 59,807
Programmatic
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	35,110	31,572	31,918
Performance
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	$ 25,635	$ 40,079	$ 27,889